Reportable segments - Capital Expenditures by Segment (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Reportable segments
Capital Expenditures	$ 45,513	$ 2,690
Technology
Reportable segments
Capital Expenditures	10,363	$ 2,690
Telehealth
Reportable segments
Capital Expenditures	$ 35,150